BOND LIABILITIES	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Other Liabilities Disclosure [Abstract]
BOND LIABILITIES

NOTE 5 – BOND LIABILITIES

The Company has bond liabilities as of April 30, 2024, as follows:

	Principal Amount	Note Date	Maturity Date
Yin Yin Silver Limited	$500,000	8/14/2015	8/4/2025
Yin Yin Silver Limited	500,000	10/28/2016	10/28/2026
Yin Yin Silver Limited	250,000	12/27/2017	12/27/2024
Barry Swenson	500,000	12/31/17	12/31/2025
Don H. Adair or Joanne Adair	125,000	2/15/17	2/15/2025
Joseph Swinford or Danielle Swinford	50,000	2/15/17	2/15/2025
Brandon Swain or Sierra Swain	50,000	2/15/17	2/15/2025
Scott Collins or Kendra Collins	12,500	2/15/17	2/15/2025
Carl Collins or Ellen Collins	12,500	2/15/17	2/15/2025
Jim Hammerel	5,000	9/21/2017	9/21/2024
Bret Renaud	5,000	10/14/2017	10/14/2024
Elatam Group Ltd	67,000	8/24/2021	5/31/2028
James Hardy	7,000	8/24/2021	5/31/2028
Acepac Holdings	1,000,000	8/24/2021	5/31/2028
Rick Ward	15,000	8/24/2021	5/31/2028
Robert & Joan Sweetman	10,000	7/1/2018	7/1/2025
Michael Swenson	10,000	7/1/2018	7/1/2025
Connie Sun	3,000	7/1/2018	7/1/2025
Elizabeth Enoch	10,000	8/1/2018	7/1/2025
William C. Stanton and Carol Stanton	3,000	7/1/2018	7/1/2025
Total	$3,135,000

NOTE 5 – BOND LIABILITIES

The Company has bond liabilities as of January 31, 2024, as follows:

	Principal Amount	Note Date	Maturity Date
Yin Yin Silver Limited	$500,000	8/14/2015	8/4/2025
Yin Yin Silver Limited	$500,000	10/28/2016	10/28/2026
Yin Yin Silver Limited	$250,000	12/27/2017	12/27/2024
Barry Swenson	$500,000	12/31/2017	12/31/2025
Don H. Adair or Joanne Adair	$125,000	2/15/2017	2/15/2025 (a)
Joseph Swinford or Danielle Swinford	$50,000	2/15/2017	2/15/2025 (a)
Brandon Swain or Sierra Swain	$50,000	2/15/2017	2/15/2025 (a)
Scott Collins or Kendra Collins	$12,500	2/15/2017	2/15/2025 (a)
Carl Collins or Ellen Collins	$12,500	2/15/2017	2/15/2025 (a)
Jim Hammerel	$5,000	9/21/2017	9/21/2024
Bret Renaud	$5,000	10/14/2017	10/14/2024
Elatam Group Ltd	$67,000	8/24/2021	5/31/2028
James Hardy	$7,000	8/24/2021	5/31/2028
Acepac Holdings	$1,000,000	8/24/2021	5/31/2028
Rick Ward	$15,000	8/24/2021	5/31/2028
Robert & Joan Sweetman	$10,000	7/1/2018	7/1/2025
Michael Swenson	$10,000	7/1/2018	7/1/2025
Connie Sun	$3,000	7/1/2018	7/1/2025
Elizabeth Enoch	$10,000	8/1/2018	7/1/2025
William C. Stanton and Carol Stanton	$3,000	7/1/2018	7/1/2025
Total	$3,135,000

(a)	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.

The maturities of the bond liabilities as of January 31, 2024 for the future fiscal years are as follows:

2025	$-
2026	1,546,000
2027	500,000
2028	-
2029	1,089,000
Thereafter	-
Total	$3,135,000